Stock-Based Compensation - Summary of Fair Value Stock Option Granted With Service Conditions (Details) - Options With Service Conditions [member]	12 Months Ended
Dec. 31, 2020 $ / shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate, minimum	0.37%
Risk-free interest rate, maximum	1.64%
Expected volatility, minimum	85.00%
Expected volatility, maximum	95.00%
Dividend yield	0.00%
Maximum [member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price	$ 2.03
Expected term in years	6 years 3 months
Minimum [member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price	$ 0.34
Expected term in years	6 years 29 days